Effective immediately, the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in debt instruments. MFS may invest the fund's assets in other mutual funds advised by MFS that invest in securities instead of investing directly in such securities.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities.

MFS may invest up to 100% of the fund’s assets directly or indirectly in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments may also be considered.

Effective April 30, 2013, the sub-section entitled “Portfolio Manager(s)” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
James J. Calmas	2005	Investment Officer of MFS
William J. Adams	2011	Investment Officer of MFS
David P. Cole	2011	Investment Officer of MFS
Robert D. Persons	2005	Investment Officer of MFS
Matthew W. Ryan	2002	Investment Officer of MFS
Erik S. Weisman	2005	Investment Officer of MFS
Ward Brown	April 2013	Investment Officer of MFS

Effective immediately, the sub-section entitled "Principal Investment Strategies" beneath the main heading "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:

MFS normally invests the fund’s assets primarily in debt instruments. MFS may invest the fund's assets in other mutual funds advised by MFS that invest in securities instead of investing directly in such securities.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities.

MFS may invest up to 100% of the fund’s assets directly or indirectly in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Factors considered for equity securities may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability.  Quantitative models that systematically evaluate the structure of a debt instrument and its features or the valuation, price and earnings momentum, earnings quality and other factors of the issuer of an equity security may also be considered.

Effective immediately, the following is added beneath the sub-heading entitled "Lower Quality Debt Instruments" in the sub-section entitled "Principal Investment Types" beneath the main heading "Investment Objective, Strategies, and Risks":

MFS Pooled Portfolios:  MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. MFS Pooled Portfolios are designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. For example, the fund may invest in an MFS Pooled Portfolio that invests in high income debt instruments rather than invest in high income debt instruments directly.

Effective immediately, the sub-section entitled "Disclosure of Portfolio Holdings" in the sub-section entitled "Investment Manager" beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you on the MFS Web site (mfs.com) by clicking “Products and Performance,” then “Variable Insurance Portfolios,” then “VIT II,” and then on the fund's name:

Information	Approximate Date of Posting To Web Site
Fund’s top 10 holdings as of each month’s end	14 days after month end
Fund’s full holdings as of each month’s end	24 days after month end

Holdings also include short positions. Top 10 holdings and full holdings are aggregated holdings including fund holdings and the holdings of any MFS fund in which the fund invests.

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Effective April 30, 2013, the sub-section entitled “Portfolio Manager(s)” beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
James J. Calmas	Lead Portfolio Manager	Employed in the investment area of MFS since 1988
William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005
David P. Cole	High Yield Corporate Debt Securities Portfolio Manager	Employed in the investment area of MFS since 2004
Robert D. Persons	Investment Grade Corporate Debt Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Matthew W. Ryan	Emerging Markets Debt Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Erik S. Weisman	International Government Securities Portfolio Manager	Employed in the investment area of MFS since 2002
Ward Brown	Emerging Markets Debt Securities Portfolio Manager	Employed in the investment area of MFS since 2005

Effective immediately, the second paragraph in the sub-section entitled "Valuation" beneath the main heading "Other Information" is restated as follows:

To determine net asset value, the fund’s investments for which reliable market quotations are readily available are valued at market value, and MFS funds in which the fund invests are generally valued at their net asset value per share. Certain short term debt instruments are valued at amortized cost.

2